Fair Value of Financial Instruments Fair Value of Financial Instruments Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 8,808	$ 10,325
Equity Method Investments	23,857	173,298
Carrying value of vessels	1,277,383
Vessels exceeds fair value	400,000
Kamsarmax
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels exceeds fair value	114,000
Ultramax
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels exceeds fair value	286,000
Secured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	4,300	5,600
Sales leaseback transaction [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 4,500	$ 4,700